SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basic EPS
Net Loss	$ (1,064,900)	$ (687,583)	$ (1,731,698)	$ (1,322,297)	$ (2,998,644)
Weighted Average Shares			10,676,647	8,417,157
Basic Loss Per Share	$ (0.09)	$ (0.08)	$ (0.16)	$ (0.16)
Previously Reported [Member]
Basic EPS
Net Loss					$ (2,998,644)	$ (1,602,303)
Weighted Average Shares					71,522,940	51,718,895
Basic Loss Per Share					$ (0.04)	$ (0.03)